ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2024
ORGANIZATION
Schedule of company' subsidiaries and VIE

As of December 31, 2024, the Company effectively controls a number of VIEs through the Primary Beneficiaries, as defined below.

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
Cango Group Limited (“Cango HK”)	October 31, 2017	Hong Kong (“HK”)	100%	Investment holding and primarily engaged in bitcoin business
Express Group Development Limited (“Express Limited”)	June 30, 2016	HK	100%	Investment holding
Can Gu Long (Shanghai) Information Technology Consultation Service Co., Ltd. (“Cangulong” or Wholly Foreign Owned Enterprise “WFOE”)	January 25, 2018	PRC	100%	Investment holding

VIEs
Shanghai Cango Investment and Management Consultation Service Co., Ltd. (“Shanghai Cango”)	August 30, 2010	PRC	21.5%	Provision of automotive financing facilitation, automobile trading transaction and aftermarket service facilitation.
Shanghai Yunguhaoche Electronic Technology Co., Ltd. (“Shanghai Yungu”)	March 15, 2022	PRC	Nil	Provision of automobile trading transaction.

Schedule of consolidated balance sheets

	As of December 31,
	2023	2024
Cash and cash equivalents	41,327,948	85,939,485
Other current assets	317,263,335	314,762,264
Total current assets	358,591,283	400,701,749
Finance lease receivables—non-current	5,130,582	1,275,359
Other non-current assets	102,458,130	55,078,566
Total non-current assets	107,588,712	56,353,925
Total assets	466,179,995	457,055,674
Short-term debts	5,503,106	—
Other current liabilities	58,550,411	19,062,366
Total current liabilities	64,053,517	19,062,366
Long-term debts	100,286	—
Other non-current liabilities	7,484,224	6,546,889
Total non-current liabilities	7,584,510	6,546,889
Total liabilities	71,638,027	25,609,255